Investment Risks	Dec. 31, 2025
Class I | Mid Cap Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class I | Mid Cap Growth Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class I | Mid Cap Growth Portfolio | All Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class I | Mid Cap Growth Portfolio | Catalyst Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class I | Mid Cap Growth Portfolio | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class I | Mid Cap Growth Portfolio | Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Class I | Mid Cap Growth Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class I | Mid Cap Growth Portfolio | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class I | Mid Cap Growth Portfolio | Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class I | Mid Cap Growth Portfolio | Mid-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class I | Mid Cap Growth Portfolio | Recent Market Conditions [Member]
Prospectus [Line Items]
Risk [Text Block]
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class I | Mid Cap Growth Portfolio | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class I | Mid Cap Growth Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class I | Mid Cap Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.
A summary of the Fund’s additional principal investment risks is as follows:

Class I | Mid Cap Growth Portfolio | Risk of Increase in Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class I | Mid Cap Growth Portfolio | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class I | Mid Cap Growth Portfolio | Risk Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class I | Mid Cap Growth Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class I | Mid Cap Intrinsic Value Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class I | Mid Cap Intrinsic Value Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class I | Mid Cap Intrinsic Value Portfolio | All Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class I | Mid Cap Intrinsic Value Portfolio | Catalyst Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Class I | Mid Cap Intrinsic Value Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political or regulatory developments in the U.S. or abroad.

Class I | Mid Cap Intrinsic Value Portfolio | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class I | Mid Cap Intrinsic Value Portfolio | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class I | Mid Cap Intrinsic Value Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class I | Mid Cap Intrinsic Value Portfolio | Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class I | Mid Cap Intrinsic Value Portfolio | Mid-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class I | Mid Cap Intrinsic Value Portfolio | Private Placements and Other Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class I | Mid Cap Intrinsic Value Portfolio | Recent Market Conditions [Member]
Prospectus [Line Items]
Risk [Text Block]
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class I | Mid Cap Intrinsic Value Portfolio | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class I | Mid Cap Intrinsic Value Portfolio | REITs and Other Real Estate Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.
Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class I | Mid Cap Intrinsic Value Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class I | Mid Cap Intrinsic Value Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.
A summary of the Fund’s additional principal investment risks is as follows:

Class I | Mid Cap Intrinsic Value Portfolio | Risk of Increase in Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class I | Mid Cap Intrinsic Value Portfolio | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class I | Mid Cap Intrinsic Value Portfolio | Risk Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class I | Mid Cap Intrinsic Value Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class I | Quality Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class I | Quality Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class I | Quality Equity Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class I | Quality Equity Portfolio | All Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager's evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager's evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class I | Quality Equity Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political or regulatory developments in the U.S. or abroad.

Class I | Quality Equity Portfolio | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class I | Quality Equity Portfolio | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
The Fund's portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class I | Quality Equity Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class I | Quality Equity Portfolio | Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class I | Quality Equity Portfolio | Mid- and Large-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class I | Quality Equity Portfolio | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class I | Quality Equity Portfolio | Other Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.
An ETF is subject to ETF specific risks and may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Class I | Quality Equity Portfolio | Private Companies and Pre-IPO Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.
Issuer Specific Risk. As of March 31, 2026, approximately 5% of the Fund’s net assets are invested in Space Exploration Technologies Corp. (“Space X”), which is a private company with limited to no liquidity and restrictions on transfer of the stock. As noted above, pre-IPO investments may be subject to additional contractual restrictions on resale that would prevent the Fund from selling the company’s securities for a period of time following any IPO and we expect this to impact the Fund’s ability to sell Space X shares for a period of time following any IPO. Even after any such contractual restrictions expire, market liquidity for the shares may be limited, and the market price may be volatile, especially if all shares subject to such contractual restrictions are sold at the same time by the Fund and other market participants, which could negatively affect the Fund’s ability to sell shares at favorable prices.
Before investing in the Fund, investors should carefully consider publicly available information about Space X. There can be no assurances that the Fund will maintain its investment in Space X. However, for so long as the Fund maintains a significant investment in Space X, the Fund’s performance will be significantly affected by the performance of Space X both pre- and post-any IPO. In addition, the Fund could be adversely impacted by developments affecting space-related industries, artificial intelligence industries, social media, as well as market perceptions and sentiment and regulatory developments related to these industries and areas or to Space X or its management. Unanticipated outflows from the Fund or other factors, such as a general market downturn, could increase the Fund’s exposure to Space X and could limit the Fund’s ability to pay redemption proceeds or could force the Fund to sell Space X or its other securities at an unfavorable time and/or under unfavorable conditions.

Class I | Quality Equity Portfolio | Recent Market Conditions [Member]
Prospectus [Line Items]
Risk [Text Block]
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class I | Quality Equity Portfolio | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class I | Quality Equity Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class I | Quality Equity Portfolio | Sustainable Investing Criteria Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sustainable Investing Criteria Risk. The Fund’s application of its Sustainable Investing Criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on the Fund’s Sustainable Investing Criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s Sustainable Investing Criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the Sustainable Investing Criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of its Sustainable Investing Criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.

Class I | Quality Equity Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.
A summary of the Fund’s additional principal investment risks is as follows:

Class I | Quality Equity Portfolio | Risk of Increase in Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class I | Quality Equity Portfolio | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class I | Quality Equity Portfolio | Risk Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class I | Quality Equity Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class I | Short Duration Bond Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class I | Short Duration Bond Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class I | Short Duration Bond Portfolio | All Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Most of the Fund’s performance depends on what happens in the market for debt instruments, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and financially material environmental, social and governance factors.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. While this Fund may have a shorter duration than many other income funds, this Fund is not intended to operate like a money market fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class I | Short Duration Bond Portfolio | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk. Upon the issuer’s desire to call a security, or under other circumstances where a security is called, which may happen for a number of reasons, such as declining interest rates or changes in credit spreads, the issuer can opt to repay the obligation underlying a “callable security” early. When this occurs, the Fund may have to reinvest the proceeds in an investment offering a lower yield or with a higher risk of default and may not realize the full anticipated benefit from such investment.

Class I | Short Duration Bond Portfolio | Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Collateralized Debt Obligations Risk. CDOs, which include collateralized loan obligations (CLOs), issue classes or “tranches” of securities that vary in risk and yield and may experience substantial losses due to interest rate fluctuations, actual defaults, collateral defaults, disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CDO securities as a class. The risks of investing in CDOs depend largely on the quality and type of the underlying debt, which may include loans, bonds and mortgages, and the tranche of the CDO in which the Fund invests. In addition, CDOs that obtain their exposure through derivative instruments entail the additional risks associated with such instruments. CDOs can be difficult to value, may at times be illiquid, may be highly leveraged (which could make them highly volatile), and may produce unexpected investment results due to their complex structure. In addition, CDOs involve many of the same risks of investing in debt securities and asset-backed securities including, but not limited to, interest rate risk, credit risk, liquidity risk, and valuation risk.

Class I | Short Duration Bond Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund’s securities. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Class I | Short Duration Bond Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political or regulatory developments in the U.S. or abroad.

Class I | Short Duration Bond Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques, analysis and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. The value of a derivative instrument depends largely on (and is derived from) the value of the reference instrument underlying the derivative. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral could limit the Fund's ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and actual and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
Additional risks associated with certain types of derivatives are discussed below:
Forward Contracts. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies.
Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to close out a position when desired. In the absence of such limits, the liquidity of the futures market depends on participants entering into offsetting transactions rather than taking or making delivery. To the extent the Fund enters into futures contracts requiring physical delivery (e.g., certain commodities contracts), the inability of the Fund to take or make physical delivery can negatively impact performance.
Swaps. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Fund sells a credit default swap, however, the risk of loss may be the entire notional amount of the swap.
Some swaps are now executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The absence of an organized exchange or market for swap transactions may result in difficulties in trading and valuation, especially in the event of market disruptions. The use of an organized exchange or market for swap transactions is expected to result in swaps being easier to trade or value, but this may not always be the case.

Class I | Short Duration Bond Portfolio | Foreign and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class I | Short Duration Bond Portfolio | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, such as brokerage commissions, dealer mark-ups and other costs, and may adversely affect the Fund’s performance.

Class I | Short Duration Bond Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Class I | Short Duration Bond Portfolio | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class I | Short Duration Bond Portfolio | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage amplifies changes in the Fund’s net asset value and may make the Fund more volatile. Derivatives and when-issued and forward-settling securities may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses or magnify the risks of other portfolio investments. There can be no assurance that the Fund’s use of any leverage will be successful and the Fund may need to dispose of some of its holdings at unfavorable times or prices. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Class I | Short Duration Bond Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class I | Short Duration Bond Portfolio | Lower-Rated Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid, may require a greater degree of judgment to establish a price and may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Class I | Short Duration Bond Portfolio | Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class I | Short Duration Bond Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk. The value of mortgage- and asset-backed securities, including collateralized mortgage instruments, will be influenced by the factors affecting the housing market or the assets underlying the securities. These securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition, investments in mortgage- and asset-backed securities may be subject to prepayment risk and extension risk, call risk, credit risk, valuation risk, and illiquid investment risk, sometimes to a higher degree than various other types of debt securities. These securities are also subject to the risk of default on the underlying mortgages or assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value. Credit risk transfer assets (“CRTs”) are typically structured as unsecured general obligations of either entities guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States, and their cash flows are based on the performance of a pool of reference loans. CRTs are typically floating rate securities and may have multiple tranches with losses first allocated to the most junior or subordinate tranche. This structure results in increased sensitivity to dramatic housing downturns, especially for the subordinate tranches. Many CRTs also have collateral performance triggers (e.g., based on credit enhancement, delinquencies or defaults, etc.) that could shut off principal payments to subordinate tranches.

Class I | Short Duration Bond Portfolio | Other Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.
An ETF is subject to ETF specific risks and may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Class I | Short Duration Bond Portfolio | Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result of prepayment, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates, and may lose any premium it paid to acquire the security. Conversely, rising market interest rates generally result in slower payoffs or extensions, which effectively increases the duration of certain debt securities, heightening interest rate risk and increasing the magnitude of any resulting price declines.

Class I | Short Duration Bond Portfolio | Private Placements and Other Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class I | Short Duration Bond Portfolio | Recent Market Conditions [Member]
Prospectus [Line Items]
Risk [Text Block]
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class I | Short Duration Bond Portfolio | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from open-end funds that hold large amounts of fixed income securities; such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Class I | Short Duration Bond Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class I | Short Duration Bond Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sovereign Debt Risk. Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers.

Class I | Short Duration Bond Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices, including due to changes in interest rates, of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Securities not backed by the full faith and credit of the U.S. Treasury carry at least some risk of non-payment or default.

Class I | Short Duration Bond Portfolio | Variable and Floating Rate Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable and Floating Rate Instruments Risk. The market prices of instruments with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of instruments with fixed interest rates. Variable and floating rate instruments may decline in value if market interest rates or interest rates paid by such instruments do not move as expected. Certain types of floating rate instruments, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities, may have restrictions on resale and may lack an active market.

Class I | Short Duration Bond Portfolio | When-Issued and Forward-Settling Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
When-Issued and Forward-Settling Securities Risk. When-issued and forward-settling securities can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s share price; may cause the Fund to liquidate positions when it may not be advantageous to do so, in order to satisfy its purchase obligations; and are subject to the risk that the security will not be issued or that a counterparty will fail to complete the sale or purchase of the security, in which case the Fund may lose the opportunity to purchase or sell the security at the agreed upon price and any gain in the security’s price.
A summary of the Fund’s additional principal investment risks is as follows:

Class I | Short Duration Bond Portfolio | Risk of Increase in Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class I | Short Duration Bond Portfolio | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class I | Short Duration Bond Portfolio | Risk Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class I | Short Duration Bond Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class S | Mid Cap Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class S | Mid Cap Growth Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class S | Mid Cap Growth Portfolio | All Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class S | Mid Cap Growth Portfolio | Catalyst Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class S | Mid Cap Growth Portfolio | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class S | Mid Cap Growth Portfolio | Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Class S | Mid Cap Growth Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class S | Mid Cap Growth Portfolio | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class S | Mid Cap Growth Portfolio | Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class S | Mid Cap Growth Portfolio | Mid-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class S | Mid Cap Growth Portfolio | Recent Market Conditions [Member]
Prospectus [Line Items]
Risk [Text Block]
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class S | Mid Cap Growth Portfolio | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class S | Mid Cap Growth Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class S | Mid Cap Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.
A summary of the Fund’s additional principal investment risks is as follows:

Class S | Mid Cap Growth Portfolio | Risk of Increase in Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class S | Mid Cap Growth Portfolio | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class S | Mid Cap Growth Portfolio | Risk Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class S | Mid Cap Growth Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class S | Mid Cap Intrinsic Value Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class S | Mid Cap Intrinsic Value Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class S | Mid Cap Intrinsic Value Portfolio | All Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class S | Mid Cap Intrinsic Value Portfolio | Catalyst Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Class S | Mid Cap Intrinsic Value Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political or regulatory developments in the U.S. or abroad.

Class S | Mid Cap Intrinsic Value Portfolio | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class S | Mid Cap Intrinsic Value Portfolio | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class S | Mid Cap Intrinsic Value Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class S | Mid Cap Intrinsic Value Portfolio | Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class S | Mid Cap Intrinsic Value Portfolio | Mid-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class S | Mid Cap Intrinsic Value Portfolio | Private Placements and Other Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class S | Mid Cap Intrinsic Value Portfolio | Recent Market Conditions [Member]
Prospectus [Line Items]
Risk [Text Block]
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class S | Mid Cap Intrinsic Value Portfolio | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class S | Mid Cap Intrinsic Value Portfolio | REITs and Other Real Estate Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.
Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class S | Mid Cap Intrinsic Value Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class S | Mid Cap Intrinsic Value Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.
A summary of the Fund’s additional principal investment risks is as follows:

Class S | Mid Cap Intrinsic Value Portfolio | Risk of Increase in Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class S | Mid Cap Intrinsic Value Portfolio | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class S | Mid Cap Intrinsic Value Portfolio | Risk Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class S | Mid Cap Intrinsic Value Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class S | Quality Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class S | Quality Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class S | Quality Equity Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class S | Quality Equity Portfolio | All Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager's evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager's evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class S | Quality Equity Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political or regulatory developments in the U.S. or abroad.

Class S | Quality Equity Portfolio | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class S | Quality Equity Portfolio | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
The Fund's portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class S | Quality Equity Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class S | Quality Equity Portfolio | Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class S | Quality Equity Portfolio | Mid- and Large-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class S | Quality Equity Portfolio | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class S | Quality Equity Portfolio | Other Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.
An ETF is subject to ETF specific risks and may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Class S | Quality Equity Portfolio | Private Companies and Pre-IPO Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.
Issuer Specific Risk. As of March 31, 2026, approximately 5% of the Fund’s net assets are invested in Space Exploration Technologies Corp. (“Space X”), which is a private company with limited to no liquidity and restrictions on transfer of the stock. As noted above, pre-IPO investments may be subject to additional contractual restrictions on resale that would prevent the Fund from selling the company’s securities for a period of time following any IPO and we expect this to impact the Fund’s ability to sell Space X shares for a period of time following any IPO. Even after any such contractual restrictions expire, market liquidity for the shares may be limited, and the market price may be volatile, especially if all shares subject to such contractual restrictions are sold at the same time by the Fund and other market participants, which could negatively affect the Fund’s ability to sell shares at favorable prices.
Before investing in the Fund, investors should carefully consider publicly available information about Space X. There can be no assurances that the Fund will maintain its investment in Space X. However, for so long as the Fund maintains a significant investment in Space X, the Fund’s performance will be significantly affected by the performance of Space X both pre- and post-any IPO. In addition, the Fund could be adversely impacted by developments affecting space-related industries, artificial intelligence industries, social media, as well as market perceptions and sentiment and regulatory developments related to these industries and areas or to Space X or its management. Unanticipated outflows from the Fund or other factors, such as a general market downturn, could increase the Fund’s exposure to Space X and could limit the Fund’s ability to pay redemption proceeds or could force the Fund to sell Space X or its other securities at an unfavorable time and/or under unfavorable conditions.

Class S | Quality Equity Portfolio | Recent Market Conditions [Member]
Prospectus [Line Items]
Risk [Text Block]
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with the trade and security agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of such regulations is not currently known and certain changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class S | Quality Equity Portfolio | Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class S | Quality Equity Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class S | Quality Equity Portfolio | Sustainable Investing Criteria Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sustainable Investing Criteria Risk. The Fund’s application of its Sustainable Investing Criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on the Fund’s Sustainable Investing Criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s Sustainable Investing Criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the Sustainable Investing Criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of its Sustainable Investing Criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.

Class S | Quality Equity Portfolio | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.
A summary of the Fund’s additional principal investment risks is as follows:

Class S | Quality Equity Portfolio | Risk of Increase in Expenses [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class S | Quality Equity Portfolio | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. While the Manager may restrict certain uses of AI tools, the Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Legal and regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class S | Quality Equity Portfolio | Risk Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class S | Quality Equity Portfolio | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.